Consolidated balance sheets (Parenthetical) - CAD ($) $ in Millions	Jan. 31, 2025	Oct. 31, 2024
Statement of financial position [abstract]
Acceptances	$ 10	$ 6
Bank acceptance assets	$ 10	$ 6